Other general administrative expenses - Schedule of number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Number of offices	7,124	8,086	8,518
Spain
Disclosure of geographical areas [line items]
Number of offices	1,674	1,877	1,924
Group
Disclosure of geographical areas [line items]
Number of offices	5,450	6,209	6,594